UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 87.2%

	Face Amount	Value
AUTOMOTIVE — 1.5%
Affinia Group
7.750%, 05/01/21	$100,000	$105,000
Chassix
9.250%, 08/01/18 (A) (B)	100,000	90,000
Chassix Holdings
10.000%, 12/15/18 (A)	79,031	7,903
Exide Technologies
11.000%, 04/30/20 (C)	176,517	149,599
General Motors
5.000%, 04/01/35	25,000	24,618
MPG Holdco I
7.375%, 10/15/22	25,000	26,750
Navistar International
8.250%, 11/01/21	75,000	71,625
Titan International
6.875%, 10/01/20	75,000	69,281

		544,776

BANKING — 2.9%
Bank of America
6.500%, 12/31/49 (D)	100,000	103,625
6.250%, 09/29/49 (D)	125,000	124,609
CIT Group
3.875%, 02/19/19	75,000	74,625
Citigroup
5.950%, 12/29/49 (D)	50,000	49,313
5.350%, 05/29/49 (D)	50,000	47,055
Goldman Sachs Group
5.700%, 12/29/49 (D)	25,000	25,121
JPMorgan Chase
6.750%, 08/29/49 (D)	100,000	106,968
6.125%, 12/29/49 (D)	125,000	125,668
6.000%, 12/29/49 (D)	75,000	74,625
5.150%, 04/05/23 (D)	100,000	95,410
5.000%, 12/29/49 (D)	75,000	73,500
Radian Group
5.250%, 06/15/20	50,000	49,875

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BANKING — continued
Wells Fargo
5.900%, 12/29/49 (D)	$50,000	$50,063
5.875%, 12/31/49 (D)	25,000	25,626

		1,026,083

BASIC INDUSTRY — 10.8%
AK Steel
8.375%, 04/01/22	50,000	41,250
Aleris International
7.625%, 02/15/18	50,000	51,500
Alpha Natural Resources
6.000%, 06/01/19	75,000	5,250
American Builders & Contractors Supply
5.625%, 04/15/21 (B)	50,000	51,125
ArcelorMittal
10.600%, 06/01/19	125,000	150,155
7.750%, 10/15/39	75,000	75,000
6.250%, 03/01/21	175,000	183,968
6.000%, 08/05/20	50,000	52,438
Arch Coal
8.000%, 01/15/19 (B)	75,000	16,125
7.250%, 10/01/20	75,000	14,125
7.000%, 06/15/19	50,000	7,250
Associated Materials
9.125%, 11/01/17	25,000	20,875
AuRico Gold
7.750%, 04/01/20 (B)	25,000	25,250
AVINTIV Specialty Materials
6.875%, 06/01/19 (B)	25,000	23,094
Boise Cascade
6.375%, 11/01/20	25,000	26,469
Builders FirstSource
7.625%, 06/01/21 (B)	75,000	78,000
Building Materials Corp of America
5.375%, 11/15/24 (B)	75,000	74,014
Building Materials Holding
9.000%, 09/15/18 (B)	175,000	187,687
Cascades
5.500%, 07/15/22 (B)	25,000	24,281
Cloud Peak Energy Resources
6.375%, 03/15/24	25,000	18,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Coeur Mining
7.875%, 02/01/21	$25,000	$21,313
Commercial Metals
4.875%, 05/15/23	25,000	23,625
Compass Minerals International
4.875%, 07/15/24 (B)	75,000	74,250
Constellium
5.750%, 05/15/24 (B)	250,000	223,750
CPG Merger Sub
8.000%, 10/01/21 (B)	100,000	103,749
Eco Services Operations
8.500%, 11/01/22 (B)	75,000	75,750
First Quantum Minerals
7.000%, 02/15/21 (B)	25,000	23,906
6.750%, 02/15/20 (B)	125,000	120,937
Gibraltar Industries
6.250%, 02/01/21	25,000	25,688
Griffon
5.250%, 03/01/22	50,000	49,938
H&E Equipment Services
7.000%, 09/01/22	25,000	25,906
Hardwoods Acquisition
7.500%, 08/01/21 (B)	50,000	48,500
HD Supply
7.500%, 07/15/20	125,000	132,812
5.250%, 12/15/21 (B)	50,000	50,875
Headwaters
7.250%, 01/15/19	50,000	52,250
Hecla Mining
6.875%, 05/01/21	50,000	47,563
Hexion US Finance
9.000%, 11/15/20	200,000	145,999
8.875%, 02/01/18	50,000	45,375
Hillman Group
6.375%, 07/15/22 (B)	50,000	47,500
Huntsman International
5.125%, 11/15/22 (B)	75,000	74,063
Jac Holding
11.500%, 10/01/19 (B)	25,000	25,813
Kissner Milling
7.250%, 06/01/19 (B)	100,000	102,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
Lundin Mining
7.875%, 11/01/22 (B)	$25,000	$26,813
Mercer International
7.750%, 12/01/22	50,000	54,000
7.000%, 12/01/19	50,000	52,500
Noranda Aluminum Acquisition
11.000%, 06/01/19	75,000	53,625
Nortek
8.500%, 04/15/21	75,000	80,438
NWH Escrow
7.500%, 08/01/21 (B)	75,000	70,875
Peabody Energy
6.250%, 11/15/21	25,000	8,625
6.000%, 11/15/18	175,000	84,000
Resolute Forest Products
5.875%, 05/15/23	225,000	205,875
Summit Materials
10.500%, 01/31/20	28,000	30,695
SunCoke Energy Partners LP
7.375%, 02/01/20 (B)	75,000	76,000
Thompson Creek Metals
12.500%, 05/01/19	50,000	46,500
7.375%, 06/01/18	100,000	82,500
TPC Group
8.750%, 12/15/20 (B)	25,000	23,250
Unifrax I
7.500%, 02/15/19 (B)	150,000	151,500
United States Steel
6.875%, 04/01/21	25,000	25,125
Univar
6.750%, 07/15/23 (B)	50,000	50,625
W.R. Grace & Co-Conn
5.125%, 10/01/21 (B)	75,000	75,750

		3,866,364

CAPITAL GOODS — 4.8%
Aerojet Rocketdyne Holdings
7.125%, 03/15/21	100,000	106,999
Anixter
5.125%, 10/01/21	50,000	51,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
Ardagh Packaging Finance
6.250%, 01/31/19 (B)	$200,000	$204,500
Belden
5.250%, 07/15/24 (B)	25,000	24,375
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (B)	100,000	100,375
5.625%, 12/15/16 (B)	50,000	50,094
Bombardier
7.500%, 03/15/25 (B)	50,000	45,375
BWAY Holding
9.125%, 08/15/21 (B)	150,000	155,249
CBC Ammo
7.250%, 11/15/21 (B)	25,000	23,563
CNH Industrial Capital
3.375%, 07/15/19	100,000	97,000
Colt Defense
8.750%, 11/15/17 (A)	50,000	14,875
DAE Aviation Holdings
10.000%, 07/15/23 (B)	25,000	24,663
Emeco Pty
9.875%, 03/15/19 (B)	200,000	147,000
Graphic Packaging International
4.875%, 11/15/22	25,000	25,188
Manitowoc
5.875%, 10/15/22	25,000	27,063
Milacron
7.750%, 02/15/21 (B)	125,000	129,375
Novelis
8.375%, 12/15/17	50,000	51,875
PaperWorks Industries
9.500%, 08/15/19 (B)	100,000	99,875
Sealed Air
5.125%, 12/01/24 (B)	50,000	49,313
Signode Industrial Group Lux
6.375%, 05/01/22 (B)	75,000	73,125
Spirit AeroSystems
5.250%, 03/15/22	50,000	51,875
TransDigm
6.500%, 07/15/24	25,000	24,813
6.000%, 07/15/22	75,000	74,437

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued
United Rentals North America
5.750%, 11/15/24	$25,000	$24,625
Vander Intermediate Holding II
9.750%, 02/01/19 (B) (C)	25,000	24,750
Waterjet Holdings
7.625%, 02/01/20 (B)	25,000	26,125

		1,727,570

CONSUMER CYCLICAL — 4.2%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (B)	100,000	103,000
99 Cents Only Stores
11.000%, 12/15/19	25,000	22,750
American Greetings
7.375%, 12/01/21	50,000	52,500
BI-LO, LLC
8.625%, 09/15/18 (B) (C)	50,000	46,500
Carrols Restaurant Group
8.000%, 05/01/22 (B)	25,000	26,250
Claire’s Stores
8.875%, 03/15/19	25,000	11,375
DriveTime Automotive Group
8.000%, 06/01/21 (B)	50,000	48,000
Group 1 Automotive
5.000%, 06/01/22	75,000	75,000
Gymboree
9.125%, 12/01/18	100,000	38,500
Icon Health & Fitness
11.875%, 10/15/16 (B)	75,000	75,375
JC Penney
7.950%, 04/01/17	34,000	35,700
Landry’s
9.375%, 05/01/20 (B)	25,000	26,938
Outerwall
5.875%, 06/15/21	50,000	47,000
Radio Systems
8.375%, 11/01/19 (B)	25,000	26,500
Revlon Consumer Products
5.750%, 02/15/21	25,000	24,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued
Rite Aid
7.700%, 02/15/27	$75,000	$88,500
6.875%, 12/15/28 (B)	100,000	112,500
6.750%, 06/15/21	125,000	131,563
Roundy’s Supermarkets
10.250%, 12/15/20 (B)	75,000	64,125
RSI Home Products
6.500%, 03/15/23 (B)	125,000	126,250
rue21
9.000%, 10/15/21 (B)	75,000	66,188
Sonic Automotive
5.000%, 05/15/23	100,000	98,250
Spencer Spirit Holdings
9.000%, 05/01/18 (B) (C)	102,000	103,530
Tops Holding II
8.750%, 06/15/18	75,000	74,250

		1,525,169

CONSUMER NON-CYCLICAL — 2.3%
Cott Beverages
6.750%, 01/01/20 (B)	50,000	52,000
5.375%, 07/01/22	100,000	97,250
Dean Holding
6.900%, 10/15/17	100,000	105,499
Diamond Foods
7.000%, 03/15/19 (B)	25,000	25,688
Hearthside Group Holdings
6.500%, 05/01/22 (B)	100,000	96,000
HRG Group
7.875%, 07/15/19 (B)	50,000	52,875
7.750%, 01/15/22 (B)	100,000	97,781
JBS USA
7.250%, 06/01/21 (B)	25,000	26,438
KeHE Distributors
7.625%, 08/15/21 (B)	25,000	26,313
Post Holdings
6.000%, 12/15/22 (B)	100,000	96,625
Spectrum Brands
6.625%, 11/15/22	50,000	53,500
6.125%, 12/15/24 (B)	75,000	78,563

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER NON-CYCLICAL — continued
Vector Group
7.750%, 02/15/21	$25,000	$26,844

		835,376

ENERGY — 13.3%
Antero Resources
5.625%, 06/01/23 (B)	125,000	120,781
5.125%, 12/01/22	50,000	47,500
Blue Racer Midstream
6.125%, 11/15/22 (B)	25,000	25,750
Calfrac Holdings LP
7.500%, 12/01/20 (B)	50,000	46,170
California Resources
6.000%, 11/15/24	75,000	64,499
Chaparral Energy
9.875%, 10/01/20	25,000	20,375
Chesapeake Energy
5.750%, 03/15/23	125,000	113,750
5.375%, 06/15/21	150,000	136,499
Citgo Holding
10.750%, 02/15/20 (B)	125,000	128,438
CITGO Petroleum
6.250%, 08/15/22 (B)	50,000	49,375
Crestwood Midstream Partners LP
6.125%, 03/01/22	50,000	51,250
CSI Compressco LP
7.250%, 08/15/22 (B)	50,000	48,000
Denbury Resources
6.375%, 08/15/21	50,000	48,000
5.500%, 05/01/22	150,000	134,624
Denver Parent
12.250%, 08/15/18 (C)	55,845	5,305
Endeavor Energy Resources LP
8.125%, 09/15/23 (B)	25,000	25,781
Energy Transfer Equity LP
5.875%, 01/15/24	25,000	26,050
Energy XXI Gulf Coast
7.750%, 06/15/19	50,000	18,250
7.500%, 12/15/21	25,000	8,188

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
EXCO Resources
8.500%, 04/15/22	$50,000	$25,875
7.500%, 09/15/18	25,000	15,875
Gazprom OAO Via Gaz Capital
6.510%, 03/07/22 (B)	100,000	100,150
Gibson Energy
6.750%, 07/15/21 (B)	25,000	25,938
Halcon Resources
9.750%, 07/15/20	125,000	84,688
8.875%, 05/15/21	50,000	33,125
Hercules Offshore
8.750%, 07/15/21 (B)	25,000	8,750
7.500%, 10/01/21 (B)	175,000	61,250
6.750%, 04/01/22 (B)	25,000	8,813
Hiland Partners LP
5.500%, 05/15/22 (B)	25,000	26,047
Laredo Petroleum
6.250%, 03/15/23	75,000	76,313
5.625%, 01/15/22	75,000	74,625
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23 (B)	200,000	207,500
Linn Energy
8.625%, 04/15/20	75,000	61,516
6.250%, 11/01/19	75,000	58,688
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	49,375
Matador Resources
6.875%, 04/15/23 (B)	25,000	25,658
MEG Energy
6.500%, 03/15/21 (B)	50,000	48,375
Memorial Resource Development
5.875%, 07/01/22 (B)	50,000	48,535
Midstates Petroleum
10.750%, 10/01/20	100,000	42,500
Oasis Petroleum
6.875%, 03/15/22	50,000	51,000
Offshore Group Investment
7.500%, 11/01/19	50,000	30,750
Parker Drilling
6.750%, 07/15/22	25,000	21,688

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
PBF Logistics LP
6.875%, 05/15/23 (B)	$50,000	$50,249
Penn Virginia Resource Partners LP
6.500%, 05/15/21	50,000	52,938
Pioneer Energy Services
6.125%, 03/15/22	50,000	40,250
Precision Drilling
5.250%, 11/15/24	25,000	21,875
Quicksilver Resources
9.125%, 08/15/19 (A)	325,000	42,250
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	73,688
Sabine Oil & Gas
9.750%, 02/15/17	75,000	11,625
7.250%, 06/15/19	25,000	5,625
Sabine Pass Liquefaction
5.625%, 02/01/21	100,000	102,500
Sabine Pass LNG LP
7.500%, 11/30/16	100,000	105,750
SandRidge Energy
8.750%, 06/01/20 (B)	25,000	22,688
8.125%, 10/15/22	275,000	118,938
7.500%, 03/15/21	150,000	66,375
Sanjel
7.500%, 06/19/19 (B)	200,000	148,500
Seventy Seven Energy
6.500%, 07/15/22	100,000	64,000
Seventy Seven Operating
6.625%, 11/15/19	25,000	19,750
Shelf Drilling Holdings
8.625%, 11/01/18 (B)	300,000	268,500
Southern Star Central
5.125%, 07/15/22 (B)	75,000	76,500
Summit Midstream Holdings
7.500%, 07/01/21	75,000	78,938
5.500%, 08/15/22	150,000	143,999
Sunoco LP
6.375%, 04/01/23 (B)	25,000	26,125
Targa Resources Partners LP
4.125%, 11/15/19 (B)	100,000	99,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tervita
8.000%, 11/15/18 (B)	$25,000	$22,875
Tesoro Logistics LP
6.125%, 10/15/21	100,000	104,750
5.500%, 10/15/19 (B)	25,000	26,063
Transocean
6.875%, 12/15/21	25,000	22,500
6.500%, 11/15/20	100,000	92,625
6.000%, 03/15/18	50,000	50,500
5.550%, 12/15/16	25,000	25,874
Triangle USA Petroleum
6.750%, 07/15/22 (B)	75,000	58,500
Tullow Oil
6.250%, 04/15/22 (B)	200,000	177,999
Unit
6.625%, 05/15/21	25,000	24,375
W&T Offshore
8.500%, 06/15/19	25,000	17,344
Warren Resources
9.000%, 08/01/22 (B)	125,000	60,000
Whiting Petroleum
6.250%, 04/01/23 (B)	25,000	24,813
Williams Partners LP
4.875%, 05/15/23	125,000	123,499

		4,777,899

FINANCIAL SERVICES — 5.3%
Aircastle
5.125%, 03/15/21	50,000	50,624
4.625%, 12/15/18	25,000	25,813
Alliance Data Systems
5.375%, 08/01/22 (B)	50,000	49,375
Ally Financial
8.000%, 03/15/20	41,000	48,380
5.125%, 09/30/24	75,000	75,469
4.750%, 09/10/18	50,000	51,688
American Capital
6.500%, 09/15/18 (B)	50,000	52,063
Argos Merger Sub
7.125%, 03/15/23 (B)	75,000	78,563

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued
Cardtronics
5.125%, 08/01/22 (B)	$25,000	$24,563
Community Choice Financial
10.750%, 05/01/19	50,000	25,813
Goldman Sachs Group
5.375%, 12/31/49 (D)	50,000	49,425
Harland Clarke Holdings
9.750%, 08/01/18 (B)	25,000	26,156
9.250%, 03/01/21 (B)	225,000	197,718
6.875%, 03/01/20 (B)	25,000	24,125
Icahn Enterprises LP
4.875%, 03/15/19	150,000	151,499
Interactive Data
5.875%, 04/15/19 (B)	25,000	25,281
iPayment
9.500%, 12/15/19 (B)	61,690	58,914
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	52,125
National Financial Partners
9.000%, 07/15/21 (B)	150,000	148,687
Nationstar Mortgage
6.500%, 08/01/18	150,000	141,938
Navient MTN
8.000%, 03/25/20	25,000	27,938
6.125%, 03/25/24	150,000	143,999
5.500%, 01/15/19	100,000	102,212
Opal Acquisition
8.875%, 12/15/21 (B)	50,000	48,938
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,855
Prospect Holding
10.250%, 10/01/18 (B)	75,000	50,250
Springleaf Finance
6.900%, 12/15/17	100,000	106,249
6.000%, 06/01/20	25,000	25,374
WaveDivision Escrow
8.125%, 09/01/20 (B)	25,000	26,125

		1,909,159

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — 5.7%
Alere
6.500%, 06/15/20	$50,000	$51,750
Amsurg
5.625%, 11/30/20	25,000	25,563
CHS
8.000%, 11/15/19	25,000	26,406
Concordia Healthcare
7.000%, 04/15/23 (B)	75,000	75,000
Crimson Merger Sub
6.625%, 05/15/22 (B)	175,000	154,000
DJO Finco
8.125%, 06/15/21 (B)	50,000	51,500
Endo Finance
7.000%, 12/15/20 (B)	25,000	26,250
5.750%, 01/15/22 (B)	125,000	126,874
5.375%, 01/15/23 (B)	50,000	49,500
Envision Healthcare
5.125%, 07/01/22 (B)	35,000	35,350
ExamWorks Group
5.625%, 04/15/23	50,000	51,268
Forest Laboratories
5.000%, 12/15/21 (B)	50,000	54,329
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (B)	25,000	27,156
Halyard Health
6.250%, 10/15/22 (B)	50,000	52,594
HCA
5.250%, 04/15/25	100,000	104,375
4.250%, 10/15/19	50,000	51,250
3.750%, 03/15/19	25,000	25,250
Hologic
6.250%, 08/01/20	25,000	25,876
inVentiv Health
11.000%, 08/15/18 (B)	11,000	10,670
10.000%, 08/15/18 (B) (C)	14,840	15,434
JLL/Delta Dutch Pledgeco
8.750%, 05/01/20 (B) (C)	100,000	101,500
LifePoint Health
5.500%, 12/01/21	75,000	77,625
Mallinckrodt International Finance
5.500%, 04/15/25 (B)	50,000	48,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTHCARE — continued
MPH Acquisition Holdings
6.625%, 04/01/22 (B)	$75,000	$76,594
Omnicare
5.000%, 12/01/24	25,000	26,875
PRA Holdings
9.500%, 10/01/23 (B)	45,000	50,513
Service International
5.375%, 05/15/24	200,000	210,874
Tenet Healthcare
6.750%, 06/15/23 (B)	100,000	102,000
5.000%, 03/01/19 (B)	25,000	25,094
Valeant Pharmaceuticals International
7.500%, 07/15/21 (B)	25,000	26,906
6.125%, 04/15/25 (B)	125,000	128,594
5.375%, 03/15/20 (B)	75,000	77,438
WellCare Health Plans
5.750%, 11/15/20	50,000	52,188

		2,045,096

INSURANCE — 0.3%
HUB International
7.875%, 10/01/21 (B)	25,000	25,563
MBIA
7.150%, 07/15/27	25,000	23,625
MBIA Insurance
11.535%, 01/15/33 (B) (D)	125,000	61,250

		110,438

MEDIA — 6.8%
Carmike Cinemas
6.000%, 06/15/23 (B)	75,000	75,749
CCO Holdings
6.500%, 04/30/21	25,000	26,203
5.375%, 05/01/25 (B)	50,000	48,688
5.125%, 05/01/23 (B)	25,000	24,313
Cequel Communications Holdings I
5.125%, 12/15/21 (B)	120,000	109,425
DISH DBS
6.750%, 06/01/21	25,000	26,125
5.875%, 11/15/24	50,000	48,156

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
DISH DBS (continued)
5.125%, 05/01/20	$50,000	$50,688
5.000%, 03/15/23	50,000	46,375
Gray Television
7.500%, 10/01/20	125,000	132,968
Harron Communications LP
9.125%, 04/01/20 (B)	50,000	54,063
iHeartCommunications
10.625%, 03/15/23 (B)	25,000	23,750
9.000%, 12/15/19	100,000	95,674
Live Nation Entertainment
5.375%, 06/15/22 (B)	75,000	75,375
MDC Partners
6.750%, 04/01/20 (B)	25,000	25,000
Mediacom Broadband
5.500%, 04/15/21	25,000	24,469
MHGE Parent
8.500%, 08/01/19 (B)	75,000	75,844
MPL 2 Acquisition Canco
9.875%, 08/15/18 (B)	75,000	79,312
Multi-Color
6.125%, 12/01/22 (B)	50,000	51,125
Mustang Merger
8.500%, 08/15/21 (B)	100,000	101,999
Nielsen Luxembourg
5.500%, 10/01/21 (B)	150,000	150,750
Numericable-SFR
6.000%, 05/15/22 (B)	200,000	197,625
Outfront Media Capital
5.625%, 02/15/24 (B)	25,000	25,563
5.250%, 02/15/22	50,000	50,625
RCN Telecom Services
8.500%, 08/15/20 (B)	150,000	157,687
RR Donnelley & Sons
7.875%, 03/15/21	25,000	28,313
6.000%, 04/01/24	50,000	50,438
Sinclair Television Group
6.375%, 11/01/21	100,000	103,750
5.375%, 04/01/21	75,000	75,844
Sirius XM Radio
6.000%, 07/15/24 (B)	125,000	126,563

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued
TEGNA
5.125%, 07/15/20	$25,000	$25,719
4.875%, 09/15/21 (B)	25,000	24,875
Townsquare Media
6.500%, 04/01/23 (B)	75,000	74,531
Tribune Media
5.875%, 07/15/22 (B)	25,000	25,250
Univision Communications
5.125%, 02/15/25 (B)	50,000	48,260
Wave Holdco
8.250%, 07/15/19 (B) (C)	50,000	51,135
WMG Acquisition
5.625%, 04/15/22 (B)	25,000	25,125

		2,437,354

REAL ESTATE — 2.1%
Communications Sales & Leasing
8.250%, 10/15/23 ‡ (B)	50,000	49,250
CyrusOne LP
6.375%, 11/15/22 (B)	50,000	51,750
DuPont Fabros Technology LP
5.875%, 09/15/21 ‡	50,000	50,875
ESH Hospitality
5.250%, 05/01/25 ‡ (B)	150,000	145,874
Felcor Lodging LP
6.000%, 06/01/25 (B)	25,000	25,375
GEO Group
5.875%, 01/15/22 ‡	50,000	52,250
Hunt
9.625%, 03/01/21 (B)	25,000	25,875
Kennedy-Wilson
5.875%, 04/01/24	100,000	99,750
MPT Operating Partnership LP
6.375%, 02/15/22 ‡	50,000	53,500
Realogy Group
5.250%, 12/01/21 (B)	25,000	25,313
3.375%, 05/01/16 (B)	100,000	100,250
RHP Hotel Properties LP
5.000%, 04/15/23 ‡ (B)	25,000	24,625

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Sabra Health Care LP
5.500%, 02/01/21 ‡	$50,000	$51,875

		756,562

SERVICES — 12.3%
Acosta
7.750%, 10/01/22 (B)	25,000	25,250
ADT
6.250%, 10/15/21	100,000	104,999
Affinity Gaming
9.000%, 05/15/18	25,000	24,875
Air Canada
8.750%, 04/01/20 (B)	50,000	55,438
7.750%, 04/15/21 (B)	100,000	106,999
6.750%, 10/01/19 (B)	50,000	53,125
Air Canada Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 05/15/21 (B)	22,119	23,004
American Airlines Group
4.625%, 03/01/20 (B)	75,000	72,938
APX Group
8.750%, 12/01/20	125,000	113,124
Aramark Services
5.750%, 03/15/20	25,000	26,147
Ashton Woods USA
6.875%, 02/15/21 (B)	150,000	140,249
AV Homes
8.500%, 07/01/19	50,000	48,625
BakerCorp International
8.250%, 06/01/19	25,000	21,375
Beazer Homes USA
7.250%, 02/01/23	125,000	121,875
5.750%, 06/15/19	50,000	49,563
Brookfield Residential Properties
6.375%, 05/15/25 (B)	25,000	24,500
Caesars Entertainment Operating
8.500%, 02/15/20 (A)	25,000	20,250
CEB
5.625%, 06/15/23 (B)	50,000	50,250
Century Communities
6.875%, 05/15/22 (B)	50,000	49,251

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	$96,000	$95,520
Compiler Finance Sub
7.000%, 05/01/21 (B)	50,000	38,250
Continental Airlines Pass-Through Certificates, Ser 2012-3, Cl C
6.125%, 04/29/18	100,000	104,249
Covanta Holding
5.875%, 03/01/24	25,000	25,063
DR Horton
3.750%, 03/01/19	50,000	50,500
Flexi-Van Leasing
7.875%, 08/15/18 (B)	100,000	102,000
Florida East Coast Holdings
9.750%, 05/01/20 (B)	25,000	23,813
Garda World Security
7.250%, 11/15/21 (B)	100,000	96,500
Intrepid Aviation Group Holdings
6.875%, 02/15/19 (B)	50,000	46,750
Isle of Capri Casinos
5.875%, 03/15/21	100,000	103,249
JCH Parent
10.500%, 03/15/19 (B) (C)	29,219	22,133
Jurassic Holdings III
6.875%, 02/15/21 (B)	25,000	19,500
K Hovnanian Enterprises
8.000%, 11/01/19 (B)	50,000	46,500
7.000%, 01/15/19 (B)	75,000	68,250
Kenan Advantage Group
8.375%, 12/15/18 (B)	25,000	26,094
LTF Merger Sub
8.500%, 06/15/23 (B)	75,000	72,375
Mattamy Group
6.500%, 11/15/20 (B)	25,000	24,250
Meritage Homes
4.500%, 03/01/18	25,000	25,688
MGM Resorts International
10.000%, 11/01/16	75,000	81,750
8.625%, 02/01/19	25,000	28,375
6.625%, 07/15/15	75,000	75,083

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Michael Baker Holdings
8.875%, 04/15/19 (B) (C)	$25,000	$23,000
Midas Intermediate Holdco II
7.875%, 10/01/22 (B)	100,000	100,250
NAI Entertainment Holdings
5.000%, 08/01/18 (B)	50,000	51,250
NANA Development
9.500%, 03/15/19 (B)	175,000	167,999
Nathan’s Famous
10.000%, 03/15/20 (B)	100,000	107,750
Navios Maritime Acquisition
8.125%, 11/15/21 (B)	125,000	123,594
Navios South American Logistics
7.250%, 05/01/22 (B)	25,000	24,031
NCL
5.250%, 11/15/19 (B)	165,000	168,918
Neovia Logistics Intermediate Holdings
10.000%, 02/15/18 (B) (C)	50,000	50,000
NES Rentals Holdings
7.875%, 05/01/18 (B)	75,000	76,125
New Enterprise Stone & Lime
13.000%, 03/15/18 (C)	121,076	130,610
Palace Entertainment Holdings
8.875%, 04/15/17 (B)	50,000	50,094
Penn National Gaming
5.875%, 11/01/21	50,000	50,625
Pinnacle Entertainment
7.500%, 04/15/21	25,000	26,594
6.375%, 08/01/21	50,000	53,313
Regal Entertainment Group
5.750%, 06/15/23	75,000	75,998
Scientific Games International
10.000%, 12/01/22	100,000	96,250
Speedway Motorsports
5.125%, 02/01/23	50,000	49,500
Sugarhouse HSP Gaming Prop Mezz
6.375%, 06/01/21 (B)	50,000	47,750
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	90,750
TMS International
7.625%, 10/15/21 (B)	25,000	24,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SERVICES — continued
Transfield Services
8.375%, 05/15/20 (B)	$25,000	$26,750
TRI Pointe Holdings
5.875%, 06/15/24	50,000	49,250
4.375%, 06/15/19	75,000	73,875
United Continental Holdings
6.375%, 06/01/18	25,000	26,125
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,438
US Airways Group
6.125%, 06/01/18	50,000	52,025
Viking Cruises
8.500%, 10/15/22 (B)	50,000	55,750
6.250%, 05/15/25 (B)	25,000	24,813
William Lyon Homes
8.500%, 11/15/20	25,000	27,125
5.750%, 04/15/19	25,000	25,328
Woodside Homes
6.750%, 12/15/21 (B)	75,000	71,250
XPO Logistics
6.500%, 06/15/22 (B)	75,000	73,406

		4,427,765

TECHNOLOGY & ELECTRONICS — 6.3%
Activision Blizzard
5.625%, 09/15/21 (B)	25,000	26,250
Advanced Micro Devices
6.750%, 03/01/19	75,000	68,438
Affinion Investments
13.500%, 08/15/18	153,000	68,085
Alcatel-Lucent USA
6.500%, 01/15/28	75,000	77,531
Ancestry.com
11.000%, 12/15/20	175,000	199,499
Ancestry.com Holdings
9.625%, 10/15/18 (B) (C)	175,000	179,155
Audatex North America
6.125%, 11/01/23 (B)	75,000	77,344
Avaya
10.500%, 03/01/21 (B)	150,000	124,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Bankrate
6.125%, 08/15/18 (B)	$25,000	$24,250
Blue Coat Holdings
8.375%, 06/01/23 (B)	25,000	25,438
BMC Software Finance
8.125%, 07/15/21 (B)	75,000	61,031
Boxer Parent
9.000%, 10/15/19 (B) (C)	25,000	17,844
CDW
6.000%, 08/15/22	25,000	25,906
Ceridian HCM Holding
11.000%, 03/15/21 (B)	50,000	53,063
CommScope
5.500%, 06/15/24 (B)	75,000	73,219
5.000%, 06/15/21 (B)	75,000	73,406
CommScope Holding
6.625%, 06/01/20 (B) (C)	50,000	52,063
EarthLink Holdings
8.875%, 05/15/19	57,000	59,708
Entegris
6.000%, 04/01/22 (B)	25,000	25,781
First Data
11.750%, 08/15/21	14,750	16,631
10.625%, 06/15/21	114,000	126,539
8.250%, 01/15/21 (B)	25,000	26,438
Freescale Semiconductor
5.000%, 05/15/21 (B)	75,000	77,250
Micron Technology
5.625%, 01/15/26 (B)	25,000	23,094
5.250%, 01/15/24 (B)	250,000	238,609
NCR
6.375%, 12/15/23	125,000	132,969
5.875%, 12/15/21	25,000	25,844
Netflix
5.500%, 02/15/22 (B)	25,000	25,813
Nortel Networks
10.750%, 07/15/16 (A)	75,000	68,250
Sanmina
4.375%, 06/01/19 (B)	25,000	25,000
SS&C Technologies Holdings
5.875%, 07/15/23 (B)	25,000	25,313

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount		Value
TECHNOLOGY & ELECTRONICS — continued
Sungard Availability Services Capital
8.750%, 04/01/22 (B)		$50,000	$36,750
SunGard Data Systems
7.375%, 11/15/18		100,000	103,675

			2,264,686

TELECOMMUNICATION SERVICES — 6.3%
Altice
6.250%, 02/15/25 (B)	EUR	100,000	105,982
B Communications
7.375%, 02/15/21 (B)		$50,000	53,875
CenturyLink
5.800%, 03/15/22		100,000	95,874
Cogent Communications Finance
5.625%, 04/15/21 (B)		75,000	71,438
Cogent Communications Group
5.375%, 03/01/22 (B)		25,000	24,656
Consolidated Communications
6.500%, 10/01/22 (B)		125,000	121,094
Digicel Group
7.125%, 04/01/22 (B)		200,000	190,440
Frontier Communications
7.625%, 04/15/24		25,000	22,188
Intelsat Jackson Holdings
7.500%, 04/01/21		25,000	24,719
Intelsat Luxembourg
8.125%, 06/01/23		75,000	62,625
6.750%, 06/01/18		50,000	47,500
Level 3 Financing
5.625%, 02/01/23 (B)		50,000	50,500
5.375%, 08/15/22		25,000	25,344
Sprint
7.875%, 09/15/23		125,000	121,912
7.625%, 02/15/25		75,000	70,688
7.250%, 09/15/21		50,000	48,875
7.125%, 06/15/24		50,000	46,505
Sprint Capital
8.750%, 03/15/32		325,000	316,874
T-Mobile USA
6.731%, 04/28/22		50,000	52,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
T-Mobile USA (continued)
6.625%, 04/01/23	$75,000	$78,094
6.250%, 04/01/21	75,000	77,063
6.000%, 03/01/23	100,000	102,624
5.250%, 09/01/18	50,000	51,500
West
5.375%, 07/15/22 (B)	100,000	93,875
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	47,625
Windstream Services
7.750%, 10/15/20	75,000	70,313
Zayo Group
6.000%, 04/01/23 (B)	200,000	198,039

		2,272,472

UTILITIES — 2.3%
AES
5.500%, 03/15/24	25,000	24,188
3.283%, 06/01/19 (D)	50,000	50,125
Calpine
5.500%, 02/01/24	50,000	48,625
Dynegy
7.375%, 11/01/22 (B)	75,000	79,500
Energy Future Intermediate Holding
11.750%, 03/01/22 (A) (B)	39,671	45,176
Ferrellgas LP
6.750%, 01/15/22	25,000	25,188
GenOn Energy
9.875%, 10/15/20	25,000	25,563
9.500%, 10/15/18	100,000	102,499
7.875%, 06/15/17	25,000	25,438
Illinois Power Generating
7.000%, 04/15/18	100,000	97,750
NRG Energy
6.250%, 07/15/22	50,000	51,000
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	75,337
TerraForm Power Operating
5.875%, 02/01/23 (B)	50,000	50,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Texas Competitive Electric Holdings
11.500%, 10/01/20 (A) (B)	$200,000	$122,500

		823,639

Total Corporate Obligations (Cost $33,045,711)		31,350,408

LOAN PARTICIPATIONS — 8.5%

AUTOMOTIVE — 0.8%
Affinion Group, Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	22,583
Affinion Group, Tranche B Term Loan
6.750%, 10/08/16	24,874	23,891
Chassix Delayed Draw Term Loan
10.000%, 12/13/15	7,650	7,784
Chassix Exit Term Loan
0.000%, 12/13/15 (E)	34,705	33,664
Chassix Initial Term Loan
10.000%, 12/13/15	60,105	61,157
Federal Mogul, Tranche B Term Loan
4.000%, 04/15/18	49,625	49,063
Federal Mogul, Tranche C Term Loan
4.750%, 04/15/21	74,438	73,810

		271,952

BASIC INDUSTRY — 0.3%
Atkore International, Second Lien Initial Term Loan
7.750%, 10/09/21	25,000	23,521
DuPont (E.I.) De Nemours, First Lien Term Loan
4.750%, 05/09/22	25,000	24,958
NewPage, Term B Loan
9.500%, 02/11/21	73,447	59,474

		107,953

CAPITAL GOODS — 0.3%
Polymer Group, Initial Loan
5.250%, 12/19/19	99,295	99,832
Signode Industrial Group US, Initial Term B Loan
3.750%, 05/01/21	15,741	15,583

		115,415

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CHEMICALS — 0.3%
Signode Industrial Group Term Loan
3.750%, 05/01/21	$24,444	$24,200
W.R. Grace & Co, Exit Delayed Term Loan
3.000%, 02/03/21	26,250	26,243
W.R. Grace & Co, Exit Term Loan
2.750%, 02/03/21	46,632	46,619
W.R. Grace & Co, First Lien Term Loan
2.750%, 02/03/21	26,316	26,309

		123,371

CONSUMER CYCLICAL — 0.4%
JC Penney, Term Loan
5.000%, 06/13/19	24,813	24,815
Neiman Marcus Group, Term Loan
4.250%, 10/25/20	122,817	122,265

		147,080

CONSUMER GOODS — 0.1%
Shearer’s Foods, LLC, First Lien Term Loan
4.500%, 06/30/21	24,875	24,844
Shearer’s Foods, LLC, Second Lien Term Loan
7.750%, 06/30/22	25,000	24,813

		49,657

CONSUMER NON-CYCLICAL — 0.6%
Diamond Foods
4.250%, 08/20/18	49,375	49,421
Hearthside Group Holdings, LLC, Term Loan
4.500%, 06/02/21	49,625	49,790
Visant Corporation, Initial Term Loan
7.000%, 09/23/21	74,625	72,200
Vogue International LLC, Initial Tranche B Term Loan
5.250%, 02/14/20	24,750	24,863

		196,274

ENERGY — 0.8%
CITGO First Lien Term Loan
9.500%, 05/12/18	99,750	100,348
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,875	23,880

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
ENERGY — continued
Sabine Oil & Gas LLC, Second Lien Term Loan
8.750%, 12/31/18 (A)	$25,000	$8,823
Southcross Holdings Borrower LP, Term Loan
6.000%, 07/29/21	24,813	24,182
Stallion Oilfield Holdings, Term Loan
8.000%, 06/19/18	95,959	78,974
W&T Offshore, Second Lien Term Loan
9.000%, 05/15/20	50,000	49,688

		285,895

FINANCIAL SERVICES — 0.1%
Orchard Acquisition Company, LLC, Initial Term Loan
7.000%, 02/08/19	39,087	38,045

HEALTHCARE — 0.8%
21st Century Oncology
6.500%, 04/30/22	25,000	24,688
Amsurg, Initial Term Loan
3.750%, 07/16/21	24,813	24,883
DPX Holdings (fka JLL/Delta Dutch Newco), Initial Dollar Term Loan
4.250%, 03/11/21	49,438	49,171
Opal Acquisition, Term B Loan
5.000%, 11/27/20	49,332	48,638
Par Pharmaceutical Incremental Cov-Lite Term Loan B
4.250%, 09/30/19	24,938	24,962
Premier Dental Services, New Term Loan
6.000%, 11/01/18	74,063	67,582
Valeant Pharmaceuticals, Delayed Draw Term Loan
4.000%, 04/01/22	50,000	49,997

		289,921

INSURANCE — 0.3%
Asurion, LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	24,497	24,587
MPH Acquisition Holdings LLC, Initial Term Loan
3.750%, 03/31/21	64,773	64,484

		89,071

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
MEDIA — 0.4%
Cengage Learning Acquisitions, Term Loan
8.250%, 03/31/20	$72,149	$72,352
Harland Clarke Holdings, Tranche B-3 Term Loan
7.000%, 04/26/18	28,800	28,955
Townsquare Media, First Lien Term Loan
4.250%, 04/01/22	50,000	50,125

		151,432

REAL ESTATE — 0.3%
DTZ U.S. Borrower, LLC, First Lien
5.500%, 11/04/21	24,879	25,035
DTZ U.S. Borrower, LLC, Second Lien
9.250%, 11/04/22	68,072	68,072
DTZ U.S. Borrower, LLC, Second Lien Term Loan
9.250%, 11/04/22	6,928	6,963
DTZ U.S. Borrower, LLC, Term Loan
5.500%, 11/04/21	59	59

		100,129

SERVICES — 2.2%
Acosta Term B Loan
4.250%, 09/27/21	49,875	49,793
Advantage Sales & Marketing, First Lien Initial Term Loan
4.250%, 07/23/21	24,133	24,058
Advantage Sales & Marketing, First Lien Term Loan
4.250%, 07/23/21	339	338
Advantage Sales & Marketing, Second Lien Term Loan
7.500%, 07/25/22	25,000	25,198
Advantage Sales & Marketing, , First Lien Term Loan
4.250%, 07/23/21	403	402
Commercial Barge Line Company, Second Lien Initial Term Loan
10.750%, 03/22/20	125,000	127,499
Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	75,078
Harland Clarke Cov-Lite Term Loan B
7.000%, 05/22/18	186,356	187,360
Hilton Hotels Cov-Lite Term Loan
3.500%, 10/26/20	28,070	28,114

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount/ Shares	Value
SERVICES — continued
Hilton Worldwide Finance LLC, Initial Term Loan
3.500%, 10/26/20	$54,386	$54,471
RHP Hotel Properties, LP, Tranche B Term Loan
3.750%, 01/15/21	99,250	99,560
Sabre Inc., First Lien
4.500%, 02/19/19	49,250	49,296
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	73,689	62,759

		783,926

TECHNOLOGY & ELECTRONICS — 0.2%
Entegris, Tranche B Term Loan
3.500%, 04/30/21	18,144	18,091
iQor US, Second Lien Term Loan
9.750%, 04/01/22	75,000	69,563

		87,654

UTILITIES — 0.6%
Calpine, Delayed Term Loan
4.000%, 10/31/20	98,750	98,803
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 06/19/16	50,000	50,063
Texas Competitive Electric Holdings Company LLC, Delayed Term Loan
3.750%, 05/05/16	56,436	56,676

		205,542

Total Loan Participations (Cost $3,099,219)		3,043,317

PREFERRED STOCK — 0.8%

FINANCIALS — 0.3%
Ally Financial, 8.500% (D)	1,352	35,760
Citigroup, 6.875% (D)	1,749	46,628
Cowen Group, 8.250%	1,337	35,965

		118,353

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

PREFERRED STOCK — continued

	Shares/ Face Amount	Value
INDUSTRIALS — 0.5%
General Finance, 8.125%	1,116	$28,815
Seaspan, 6.375%	5,046	127,413

		156,228

Total Preferred Stock (Cost $267,177)		274,581

COMMON STOCK — 0.7%

CONSUMER DISCRETIONARY — 0.3%
Travelport Worldwide	7,046	97,094

FINANCIALS — 0.1%
EME Reorganization Trust	41,260	516
iPayment Holdings * (G)	6,892	25,500

		26,016

INDUSTRIALS — 0.0%
Exide Technologies * (G)	162	822
Exide Technologies * (G)	296	1,502

		2,324

INFORMATION TECHNOLOGY — 0.1%
Allen Systems Group * (G)	1,117	24,016

TELECOMMUNICATION SERVICES — 0.2%
NII Holdings * (G)	4,826	78,418

UTILITIES — 0.0%
NRG Energy	376	8,603

Total Common Stock (Cost $302,308)		236,471

CONVERTIBLE BONDS — 0.2%

INDUSTRIALS — 0.2%
Exide Technologies
7.000%, 04/30/25 (C)	$14,259	9,910

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount/ Number of Warrants/ Shares	Value
INDUSTRIALS — continued
Meritor
4.000%, 02/15/27 (F)	$75,000	$77,578

Total Convertible Bonds (Cost $72,323)		87,488

WARRANTS — 0.0%

iPayment Holdings, Expires 12/29/22 * (G) (Cost $0)	44,936	11,234

SHORT-TERM INVESTMENT — 1.6%

SEI Daily Income Trust Government Fund, Cl A, 0.020% (H) (Cost $593,622)	593,622	593,622

Total Investments — 99.0% (Cost $37,380,360) †		$35,597,121

Percentages are based on Net Assets of $35,941,312.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security in default on interest payments.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Distributions are paid-in-kind.
(D)	Floating rate security - Rate disclosed is the rate in effect on June 30, 2015.
(E)	Unsettled bank loan. Interest rate unavailable.
(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2015. The coupon on a step bond changes on a specified date.
(G)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2015 was $141,492 and represented 0.4% of Net Assets.
(H)	The rate reported is the 7-day effective yield as of June 30, 2015.
†	At June 30, 2015, the tax basis cost of the Fund’s investments was $37,380,360, and the unrealized appreciation and depreciation were $614,607 and $(2,397,846), respectively.

Cl — Class

EUR — Euro

LLC — Limited Liability Company

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
JUNE 30, 2015 (Unaudited)

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at market value.

Investments in Securities	Level 1	Level 2	Level 3††	Total
Corporate Obligations	$—	$31,350,408	$—	$31,350,408
Loan Participations	—	3,043,317	—	3,043,317
Preferred Stock	274,581	—	—	274,581
Common Stock	106,213	—	130,258	236,471
Convertible Bonds	—	87,488	—	87,488
Warrants	—	—	11,234	11,234
Short-Term Investment	593,622	—	—	593,622

Total Investments in Securities	$974,416	$34,481,213	$141,492	$35,597,121

††	A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2015, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NAM-QH-001-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 27, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: August 27, 2015